Share-Based Compensation (Details)					12 Months Ended
	Feb. 20, 2024 shares	Dec. 15, 2023 shares	Nov. 29, 2023 $ / shares shares	May 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Jul. 31, 2023 shares	Aug. 19, 2022 shares	Apr. 21, 2022 $ / shares shares	Oct. 13, 2020 shares	Sep. 01, 2020 shares	Sep. 19, 2019 shares
Share-Based Compensation (Details) [Line Items]
Exercise price of the options (in Dollars per share) | $ / shares						$ 0.024
Aggregate of ordinary shares		1,000,000
Earnout shares					16,667	16,667
Ordinary shares							138	4,167	4,167
Revenue exceeds | ¥					¥ 65,000,000		¥ 1,912,000	¥ 1,275,000,000	¥ 850,000
Share-based compensation expense							¥ 25,121,000	¥ 94,266,000
Equity interests (in Yuan Renminbi) | ¥				¥ 29,000,000
Percentage of share incentive					20.00%	20.00%	40.00%	40.00%
Additional share award (in Yuan Renminbi) | ¥								¥ 1,150,000
Percentage of overfulfilled revenue					5.00%	5.00%
Share-based compensation expense (in Yuan Renminbi) | ¥					¥ 25,722,000		¥ 43,716,000	151,177,000
2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Granted share													797	7,683	57,793
Exercise price per share (in Dollars per share) | $ / shares						$ 0.024
Percentage of award options														50.00%
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares						0.4783
Exercise price of the options (in Dollars per share) | $ / shares						0.4783
Ordinary shares consolidation			12									20
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.002									$ 0.0001
Unissued share capital			1									1
Unissued share capital per share (in Dollars per share) | $ / shares			$ 0.024									$ 0.002
Closing stock price (in Dollars per share) | $ / shares						$ 3.71
Foreign currency equivalent (in Dollars) | $						$ 3,960
Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares						$ 0.024
Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares						$ 0.05018
First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Revenue exceeds | ¥							55,000,000
First Anniversary Date [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested														30.00%
Second Anniversary Date [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested														20.00%
Class A Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate of ordinary shares	3,000,000
Aggregate number of shares											41,667
Ordinary shares						8,333				234,121
Revenue exceeds | $						$ 5,460,000
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate of ordinary shares					29,953	29,953
Class A Ordinary Shares [Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate of ordinary shares	1,071,620	71,620
Aggregate number of shares											29,953
Class A Ordinary Shares [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate of ordinary shares	4,071,620	1,071,620
Aggregate number of shares											71,620
Series of Individually Immaterial Business Acquisitions [Member]
Share-Based Compensation (Details) [Line Items]
Equity interests				100.00%
Type [Member] | IPO [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award options						100.00%
Type 2 [Member] | IPO [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award options						50.00%
Percentage of options vested						50.00%
Type 3 [Member] | First Anniversary Date [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested						30.00%
Type 3 [Member] | Second Anniversary Date [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested						20.00%
Type 3 [Member] | IPO [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award options						50.00%								100.00%
Type 4 [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award options						50.00%
Type 4 [Member] | First Anniversary Date [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested						30.00%
Type 4 [Member] | Second Anniversary Date [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested						20.00%
Binominal Option- Pricing Model [Member]
Share-Based Compensation (Details) [Line Items]
Ordinary shares consolidation			12									20
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.002									$ 0.0001
Unissued share capital												1
Unissued share capital per share (in Dollars per share) | $ / shares			$ 0.024									$ 0.002
Unissued share capital			1
Options Activities [Member] | 2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Ordinary shares consolidation			12									20
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.002									$ 0.0001
Unissued share capital												1
Unissued share capital per share (in Dollars per share) | $ / shares			$ 0.024									$ 0.002
Options Activities [Member] | First Anniversary Date [Member] | 2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Unissued share capital			1
Share Incentive [Member]
Share-Based Compensation (Details) [Line Items]
Revenue exceeds | ¥								30,000,000
Share-based compensation expense (in Yuan Renminbi) | ¥							¥ 3,874,000	¥ 3,874,000